Employee Benefits - 401(k) Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits
Minimum period of continuous service required under 401(k) plan	6 months
Employer's match of the first 6% of employee's contributions (as a a percent)	25.00%
Percentage of eligible compensation, matched 25% by employer	6.00%
Employee compensation and benefits
Employee Benefits
Expense recorded under 401(k) plan	$ 0.6	$ 0.3